SCHEDULE OF GUARANTY INFORMATION FOR THE GROUP’S OUTSTANDING LOANS (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Short-Term Debt [Line Items]
Subtotal	¥ 1,885,259	¥ 2,574,734
Subtotal	10,958,628
Total		646,168
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Subtotal		75,000
Subtotal		571,168
Chief Executive Officer [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Subtotal		450,000
Chief Executive Officer [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Subtotal		121,168
Secured Debt [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Subtotal		25,000
Unsecured Debt [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Subtotal		¥ 50,000